STOCKHOLDER'S DEFICIT (Details)	Dec. 29, 2025 USD ($) shares	Jun. 30, 2026 Vote $ / shares shares	Dec. 31, 2025 Vote $ / shares shares
SHAREHOLDERS' DEFICIT
Common stock, shares authorized (in shares)		100	100
Common stock, par value (in dollars per share) | $ / shares		$ 0.0001	$ 0.0001
Shares issued (in shares)	100
Shares issuance aggregate purchase price | $	$ 10
Common stock, shares issued (in shares)		100	100
Common stock, shares outstanding (in shares)		100	100
Common stock, number of votes per share | Vote		1	1